Right-of-Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Cash outflow in financing activities	¥ 132	¥ 151	¥ 130
Principal elements of lease payments	116	130	116
Interest paid	16	21	14
Total cash outflow for lease	¥ 204	¥ 359	¥ 461